UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07318

Pioneer Series Trust VIII
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer International Equity Fund

NQ | February 28, 2019

Ticker Symbols: Class A PIIFX Class C PCITX Class Y INVYX

Shares		Value
	UNAFFILIATED ISSUERS - 98.5%
	COMMON STOCKS - 95.8% of Net Assets
	Auto Components - 3.7%
51,900	Aisin Seiki Co., Ltd.	$2,028,420
260,500	Dometic Group AB (144A)	2,173,093
20,700	Valeo SA	652,992
	Total Auto Components	$4,854,505
	Banks - 6.8%
28,350	BNP Paribas SA	$1,456,507
720,200	CYBG Plc	1,876,287
201,500	ING Groep NV	2,663,008
762,500	Malayan Banking Bhd	1,786,691
221,600	Mitsubishi UFJ Financial Group, Inc.	1,147,713
	Total Banks	$8,930,206
	Building Products - 2.2%
26,900	Daikin Industries, Ltd.	$2,933,468
	Total Building Products	$2,933,468
	Capital Markets - 2.7%
24,500	Euronext NV (144A)	$1,497,409
162,000(a)	UBS Group AG	2,059,149
	Total Capital Markets	$3,556,558
	Chemicals - 5.1%
28,300	BASF SE	$2,157,572
29,882	Croda International Plc	1,910,214
3,800	LG Chem, Ltd.	1,323,307
97,500	Tokai Carbon Co. Ltd.	1,362,325
	Total Chemicals	$6,753,418
	Communications Equipment - 1.0%
211,600	Nokia OYJ	$1,281,911
	Total Communications Equipment	$1,281,911
	Construction Materials - 1.1%
47,000	CRH Plc	$1,487,867
	Total Construction Materials	$1,487,867
	Containers & Packaging - 1.2%
174,100	DS Smith Plc	$774,058
26,500	Smurfit Kappa Group Plc	754,516
	Total Containers & Packaging	$1,528,574
	Diversified Telecommunication Services - 1.6%
137,100	Orange SA	$2,098,148
	Total Diversified Telecommunication Services	$2,098,148
	Electrical Equipment - 2.5%
42,200	Schneider Electric SE	$3,283,298
	Total Electrical Equipment	$3,283,298
	Electronic Equipment, Instruments & Components - 3.5%
41,400	Hitachi Ltd.	$1,243,595
3,700	Keyence Corp.	2,167,397
108,800	Sunny Optical Technology Group Co., Ltd.	1,284,735
	Total Electronic Equipment, Instruments & Components	$4,695,727
	Equity Real Estate Investment Trusts (REIT) - 2.5%
13,700	Covivio	$1,388,185
146,800	Merlin Properties Socimi SA	1,903,240
	Total Equity Real Estate Investment Trusts (REIT)	$3,291,425
	Food & Staples Retailing - 4.4%
71,000	Seven & i Holdings Co., Ltd.	$3,123,866
43,500	Sundrug Co., Ltd.	1,335,215
438,500	Tesco Plc	1,314,349
	Total Food & Staples Retailing	$5,773,430
	Food Products - 4.0%
29,900	Danone SA	$2,258,412
29,300	Kerry Group Plc	3,020,592
	Total Food Products	$5,279,004
	Health Care Equipment & Supplies - 4.8%
45,900	Hoya Corp.	$2,815,621
68,000	Koninklijke Philips NV	2,705,207
21,300	Siemens Healthineers AG (144A)	863,214
	Total Health Care Equipment & Supplies	$6,384,042
	Health Care Providers & Services - 1.5%
34,200	Fresenius SE & Co. KGaA	$1,926,126
	Total Health Care Providers & Services	$1,926,126
	Hotels, Restaurants & Leisure - 4.4%
50,400	Carnival Plc	$2,827,366
155,800	TUI AG	1,660,304
20,400	Whitbread Plc	1,313,227
	Total Hotels, Restaurants & Leisure	$5,800,897
	Household Durables - 1.0%
41,800	Persimmon Plc	$1,351,068
	Total Household Durables	$1,351,068
Shares		Value
	Household Products - 2.1%
29,600	Henkel AG & Co. KGaA	$2,782,231
	Total Household Products	$2,782,231
	Industrial Conglomerates - 1.9%
22,200	Siemens AG	$2,428,299
	Total Industrial Conglomerates	$2,428,299
	Information Technology - 1.0%
376,000	Accton Technology Corp.	$1,318,902
	Total Information Technology	$1,318,902
	Insurance - 7.5%
13,700	Allianz SE	$3,048,930
113,300	AXA SA	2,877,915
86,200	T&D Holdings, Inc.	1,038,714
9,100	Zurich Insurance Group AG	3,008,996
	Total Insurance	$9,974,555
	Life Sciences Tools & Services - 2.3%
11,000(a)	Lonza Group AG	$3,057,958
	Total Life Sciences Tools & Services	$3,057,958
	Machinery - 1.8%
6,562(a)	Knorr-Bremse AG	$659,488
125,200	Kubota Corp.	1,692,610
	Total Machinery	$2,352,098
	Media - 1.4%
32,600	Publicis Groupe SA	$1,806,818
	Total Media	$1,806,818
	Oil, Gas & Consumable Fuels - 4.1%
104,000	Royal Dutch Shell Plc	$3,248,175
37,500	TOTAL SA	2,134,106
	Total Oil, Gas & Consumable Fuels	$5,382,281
	Personal Products - 3.0%
7,700	L'Oreal SA	$1,946,924
36,032	Unilever NV	1,949,562
	Total Personal Products	$3,896,486
	Pharmaceuticals - 5.6%
27,900	AstraZeneca Plc	$2,272,070
33,200	Novartis AG	3,028,632
7,706	Roche Holding AG	2,141,267
	Total Pharmaceuticals	$7,441,969
	Real Estate Management & Development - 4.3%
87,000	Grand City Properties SA	$2,048,931
455,900	Ichigo, Inc.	1,538,352
44,199	Vonovia SE	2,146,671
	Total Real Estate Management & Development	$5,733,954
	Semiconductors & Semiconductor Equipment - 2.3%
97,700	Infineon Technologies AG	$2,146,267
110,000	Taiwan Semiconductor Manufacturing Co., Ltd.	844,212
	Total Semiconductors & Semiconductor Equipment	$2,990,479
	Software - 1.9%
17,600(a)	Temenos AG	$2,550,814
	Total Software	$2,550,814
	Trading Companies & Distributors - 1.7%
49,200	Ashtead Group Plc	$1,306,477
14,215	Ferguson Plc	984,207
	Total Trading Companies & Distributors	$2,290,684
	Wireless Telecommunication Services - 0.9%
51,900	KDDI Corp.	$1,256,064
	Total Wireless Telecommunication Services	$1,256,064
	TOTAL COMMON STOCKS
	(Cost $118,159,373)	$126,473,264
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.7% of Net Assets
2,800,000(b)	U.S. Treasury Bills, 3/5/19	$2,799,270
790,000(b)	U.S. Treasury Bills, 3/19/19	789,068
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $3,588,324)	$3,588,338
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.5%
	(Cost $121,747,697)(c)	$130,061,602
	OTHER ASSETS AND LIABILITIES - 1.5%	$1,979,356
	NET ASSETS - 100.0%	$132,040,958

REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2019, the value of these securities amounted to $4,533,716, or 3.4% of net assets.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Distribution of investments by country of domicile (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Japan	18.2%
France	15.3
Germany	15.2
Switzerland	12.9
United Kingdom	10.8
Netherlands	7.8
United States	4.9
Ireland	4.0
Sweden	1.7
Taiwan	1.7
Luxembourg	1.6
Spain	1.5
Malaysia	1.4
South Korea	1.0
China	1.0
Finland	1.0
100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of February 28, 2019, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks*	$–	$126,473,264	$–	$126,473,264
U.S. Government and Agency Obligations	–	3,588,338	–	3,588,338
Total Investments in Securities	$–	$130,061,602	$–	$130,061,602

*Securities are valued using inputs/data furnished by independent pricing services using fair value factors.

For the three months ended February 28, 2019, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VIII

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date April 29, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date April 29, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date April 29, 2019

* Print the name and title of each signing officer under his or her signature.